OPTIMIZATION FEES	12 Months Ended
Dec. 31, 2022
Disclosure Of Optimization Fees [Abstract]
OPTIMIZATION FEES [Text Block]

19. OPTIMIZATION FEES

Optimization fees relate to a business improvement project intended to reduce costs and increase efficiencies throughout the Company. The project was initiated in late 2020 through a third-party consulting group, and was completed in the fourth quarter of 2021.